Loans Receivable - Schedule of Loans Receivable Recognized (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Loans Receivable Recognized [Abstract]
Balance beginning	$ 955,022	$ 593,232
Addition	578,603	366,602
Cash payment	(347)	(300,000)
Impact on loss of control of Canmart	(592,713)
Interest Receivable	38,116	6,446
Movement in exchange rates	12,007	(11,258)
Balance ending	$ 990,688	$ 955,022